EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
NOTE 13:-	EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2023	2022	2021

Numerator for basic and diluted net earnings (loss) per share:

Net income (loss)	$(21,590)	$(166)	$7,811

Weighted-average shares outstanding, net of treasury shares:

Denominator for basic net earnings (loss) per share	42,871,770	44,943,168	45,919,835
Effect of dilutive securities:
Employee share options and RSUs	-	-	1,583,256

Denominator for diluted net earnings (loss) per share	42,871,770	44,943,168	47,503,091

Basic net earnings (loss) per share	$(0.50)	$(0.00)	$0.17

Diluted net earnings (loss) per share	$(0.50)	$(0.00)	$0.16